Guarantees, Commitments,And Contingencies - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Jan. 31, 2022 MXN ($)
Disclosure of Companys purchase obligations of future period [Line Items]
Employee Severance Pay	$ 1,400,000				$ 2,152,000,000
Employee Average Salary Per Day	$ 3,500
Secured Revolving Credit Facility [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding		$ 186		$ 175
Secured Revolving Credit Facility [Member] | Performance Guaranteed By Export Development Canada [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding				0
Debt Instrument Current Borrowing Capacity		93	$ 70
Secured Revolving Credit Facility [Member] | Performance Guaranteed By Export Development Canada [Member] | Letter Of Credit Facility [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding		48	36
Debt Instrument Current Borrowing Capacity			$ 70
Secured Revolving Credit Facility [Member] | Performance Guaranteed By Export Development Canada [Member] | Revolving Credit Facility [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding		$ 138		$ 175